Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for doubtful accounts	$ 128,948	$ 128,929	$ 446,452
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for doubtful accounts	$ 128,948	$ 128,929	$ 446,452